Investment Securities	12 Months Ended
Dec. 31, 2025
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Investment Securities
10.	Investment Securities

(1)	Details of short-term investment securities as of December 31, 2025 are as follows:

(In millions of won)
	Category	December 31, 2025
Beneficiary certificates	FVTPL	₩	35,217

(2)	Details of long-term investment securities as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	Category	December 31, 2025		December 31, 2024
Equity instruments	FVOCI(*)	₩	3,025,988	1,739,133
Debt instruments	FVTPL		162,584	138,789

		₩	3,188,572	1,877,922

(*)	The Group designated investments in equity instruments that are not held for trading as financial assets at FVOCI.